Accounting Policies - Parent (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Line Items]
Basis of preparation
Basis of preparation
These financial statements incorporate the financial statements of the Company and entities it controls (its subsidiaries) made up to 31 December each year. The consolidated financial statements have been prepared on the going concern basis using the historical cost convention, except for financial assets and liabilities that have been measured at fair value. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the statement of going concern in the Directors’ report.
On 31 December 2020, International Financial Reporting Standards (IFRSs) as adopted by the European Union at that date were brought into UK law and became UK-adopted International Accounting Standards (IAS), with future changes being subject to endorsement by the UK Endorsement Board. The Company and its subsidiaries transitioned to UK-adopted IAS in its consolidated financial statements on 1 January 2021. This change constitutes a change in accounting framework. Although there was a change in accounting framework, this change had no impact on recognition, measurement or disclosures in the periods reported in these financial statements.
Compliance with International Financial Reporting Standards
The consolidated financial statements of the Santander UK group and the separate financial statements of the Company comply with UK-adopted IAS. The financial statements are also prepared in accordance with IFRSs as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRSs as issued by the IASB for the periods presented.
Disclosures required by IFRS 7 ‘Financial Instruments: Disclosure’ relating to the nature and extent of risks arising from financial instruments, and IAS 1 ‘Presentation of Financial Statements’ relating to objectives, policies and processes for managing capital, can be found in the risk governance, credit risk, market risk, liquidity risk and capital risk sections of the Risk review and are labelled as audited. Those disclosures form an integral part of these financial statements.
Climate change
Santander UK continues to develop its assessment of the potential impacts that climate change and the transition to a low carbon economy may have on the assets and liabilities recognised and presented in its financial statements.
Santander UK is mindful of its responsibilities as a responsible lender and is focused on ways to meet the objectives of the Paris Agreement on climate change and to support the UK’s transition to a climate-resilient, net zero economy.
Santander UK's current climate change strategy focuses on three main areas to achieve Banco Santander's ambition to reach net zero emissions by 2050:
1. Managing climate risks by integrating climate considerations into risk management frameworks, screening and stress testing our portfolio for climate related financial risks, and setting risk appetites to help steer our portfolio in line with the Paris Agreement,
2. Supporting our customers’ transition by developing products and services that promote a reduction in CO2 emissions, and
3. Reducing emissions in our operations and supply chain by focusing on continuous improvement in our operations, and environmental and energy management systems in accordance with ISO14001 and 15001, promoting responsible procurement practices and employee engagement.
Santander UK's current climate change strategy and its view of the risks associated with climate change and the transition to a low carbon economy are reflected in its critical judgements and accounting estimates, although climate change risk did not have a significant impact at 31 December 2021, consistent with management's assessment that climate change and the transition to a low carbon economy are not currently expected to have a meaningful impact on the viability of the Santander UK group in the medium term.
At 31 December 2021, management specifically considered the potential impact of climate change and the transition to a low carbon economy on:
–Loans and advances to customers (see Note 13 and the credit risk section of the Risk review). Some climate change risks arise due to the requirements of IFRS 9 and others relate to specific portfolios and sectors:
–ECL calculations are based on multiple forward-looking economic scenarios developed by management covering a period of 5 years, during which timeframe climate change risks may crystallise.
–For Mortgages in Retail Banking and Commercial Real Estate lending in Corporate & Commercial Banking, the value of property collateral might be affected by physical impacts related to the frequency and scale of extreme weather events, such as flood and subsidence risk, or changing environmental performance standards for property.
–For automotive loans in Consumer Finance, the residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles.
–For corporate lending in Corporate & Commercial Banking, certain sectors give rise to fossil fuel exposures, such as Oil & Gas, Mining & Extraction and Power Generation.
–Goodwill impairment assessment (see Note 20). Estimates underpinning the determination of whether or not goodwill balances are impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans.
Future changes to Santander UK's climate change strategy may impact Santander UK's critical judgements and accounting estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods.
Accounting developments
Interest Rate Benchmark Reform
In 2019, the IASB issued ‘Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7’. The Santander UK group applies IAS 39 hedge accounting so the amendments to IFRS 9 do not apply. Although the IAS 39 and IFRS 7 amendments, which apply to all hedging relationships directly affected by uncertainties related to interbank offered rate (IBOR) reform, became effective from 1 January 2020, following their endorsement, the Santander UK group early adopted those amendments in the preparation of the financial statements for the year ended 31 December 2019. The exceptions given by the IAS 39 amendments meant that IBOR reform had no impact on hedge relationships for affected hedges.
In 2020, the IASB issued ‘Interest Rate Benchmark Reform – Phase 2 - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16’. These amendments apply only to changes required by IBOR reform to financial instruments and hedging relationships. Although the amendments became effective from 1 January 2021 and are applied retrospectively without restating comparative information, following their endorsement, the Santander UK group early adopted the amendments in the preparation of the financial statements for the year ended 31 December 2020. The amendments address the accounting issues for financial instruments when IBOR reform is implemented including providing a practical expedient for changes to contractual cash flows, giving relief from specific hedge accounting requirements, and specifying a number of additional disclosures to enable users of financial statements to understand the effect of IBOR reform on an entity’s financial instruments and risk management strategy.
Further details of the impact of these amendments on the financial statements for the year ended 31 December 2021 and the additional disclosures required are provided in Note 43.
Other changes
The Santander UK group adopted IFRS 16 and amendments to IAS 12 in 2019, with the impact included in the statement of changes in equity for that year end.

Future developments
At 31 December 2021, for the Santander UK group, there were no significant new or revised standards and interpretations, and amendments thereto, which have been issued but which are not yet effective, or which have otherwise not been early adopted where permitted.
Comparative information
As required by US public company reporting requirements, these financial statements include two years of comparative information for the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and related notes.
Basis of preparation
The accounting policies of the Company are the same as those of the Santander UK Group Holdings plc group which are set out in Note 1 to the extent that the Company has similar transactions to the Santander UK Group Holdings plc group, except as set out below.

Critical judgements and accounting estimates
CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES
The preparation of the consolidated financial statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the consolidated financial statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions.
In the course of preparing the consolidated financial statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about credit impairment losses, provisions and contingent liabilities, pensions and goodwill. Management have considered the impact of Covid-19, climate change and the transition to a low carbon economy on critical judgements and accounting estimates.
The following accounting estimates, as well as the judgements inherent within them, are considered important to the portrayal of the Santander UK group’s financial results and financial condition because: (i) they are highly susceptible to change from period to period as assumptions are made to calculate the estimates, and (ii) any significant difference between the estimated amounts and actual amounts could have a material impact on the Santander UK group’s future financial results and financial condition. In calculating each accounting estimate, a range of outcomes was calculated based principally on management’s conclusions regarding the input assumptions relative to historical experience. The actual estimates were based on what management concluded to be the most probable assumptions within the range of reasonably possible assumptions.
a) Credit impairment losses
The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make judgmental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the future financial results and financial condition. The impact of Covid-19 continues to increase the uncertainty around ECL impairment calculations and has required management to make additional judgements and accounting estimates that affect the amount of assets and liabilities at the reporting date and the amount of income and expenses in the reporting period. The key additional judgements due to the impact of Covid-19 continue to mainly reflect the increased uncertainty around forward-looking economic data and the need for additional post model adjustments.

Key judgements	–Determining an appropriate definition of default
–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining appropriate post model adjustments
–Assessing individual corporate Stage 3 exposures
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios

For more on each of these key judgements and estimates, including the impact of Covid-19, climate change and the transition to a low carbon economy on them, see 'Critical judgements and accounting estimates applied in calculating ECL' in the ‘Credit risk – credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk – Santander UK group level – credit risk management’ section of the Risk review.
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Assessing the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events

Included in Litigation and other regulatory provisions in Note 29 are amounts in respect of management’s best estimates of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, and Plevin related litigation. Note 31 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows.
Note 31 Contingent liabilities and commitments' includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions, as well as an FCA civil regulatory investigation which commenced in July 2017 into our compliance with the Money Laundering Regulations 2007 and potential breaches of FCA principles and rules relating to anti-money laundering and financial crime systems and controls. It also includes disclosure relating to certain leases in which current and former Santander UK group members were the lessor that are currently under review by HMRC in connection with claims for tax allowances.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and consumer credit matters. As a result, it is often not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on each of these key judgements and estimates, see Notes 29 and 31.
c) Pensions
The Santander UK group operates a number of defined benefit pension schemes as described in Note 30 and estimates their position as described in the accounting policy ‘Pensions and other post retirement benefits’.

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data

For more on each of these key judgements and estimates, including the impact of Covid-19 on them, see Note 30.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures see ‘Actuarial assumption sensitivities’ in Note 30.

The Scheme was invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to ensure the values obtained in respect of these assets are appropriate and represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
d) Goodwill
The carrying amount of goodwill is based on the application of judgements including the basis of goodwill impairment calculation assumptions. Santander UK undertakes an annual assessment to evaluate whether the carrying value of goodwill is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.

Key judgements:
–Determining the basis of goodwill impairment calculation assumptions, including management's planning assumptions considering internal capital allocations needed to support Santander UK's strategy, current market conditions and the macro-economic outlook.

Key estimates:	–Forecast cash flows for cash generating units, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control

For more on each of these key judgements and estimates, see Note 20.
Sensitivity of goodwill
For detailed disclosures, see ‘Sensitivities of key assumptions in calculating VIU’ in Note 20.
Santander UK Group Holdings plc
Disclosure Of Significant Accounting Policies [Line Items]
Critical judgements and accounting estimates
CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES
The preparation of the financial statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions. In preparing the financial statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about interests in other entities.
Interests in other entities - Investment in subsidiaries
The carrying amount of investments in subsidiaries is based on the application of judgements including the basis of the cost of investment impairment calculation assumptions. Estimates include forecasts used for determining cash flows for the subsidiary's business and discount rates which factor in risk-free rates and applicable risk premiums, which are variables subject to fluctuations in external market rates and economic conditions beyond management’s control. Santander UK undertakes an annual assessment to evaluate whether the carrying value of investments in subsidiaries is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.
The estimation of future cash flows and the level to which they are discounted is inherently uncertain and requires significant judgement and is subject to potential change over time. For more on these assumptions, including changes in the assumptions that would trigger an impairment, see Note 45.7.